Shareholder Fees - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025
Institutional Class Shares
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Retail Class Shares
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%